Summary of Significant Accounting Policies - Reconciliation of the Net Earnings (Loss) per Common Share (Detail) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Interest Income	$ 28,458	$ 10,751
Net Earnings	(213,974)	(39,657)
Net Income (Loss)	260,149	(12,261,549)
Class A Redeemable Ordinary Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Interest Income	28,458	10,751
Net Earnings	$ 28,458	$ 10,751
Basic and Diluted	16,377,622	16,377,622
Earnings/Income/Basic and Diluted	$ 0.00	$ 0.00
Non Redeemable Class B Ordinary Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Earnings	$ 231,691	$ (12,272,300)
Net Income (Loss)	$ 231,691	$ (12,272,300)
Basic and Diluted	4,094,406	3,827,271
Earnings/Income/Basic and Diluted	$ 0.06	$ (3.20)